Payments, by Government - 12 months ended Dec. 31, 2023 - CAD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Canada -Saskatchewan | National Government Of Canada [Member]
Total			$ 3,970,000		$ 3,970,000
Canada -Saskatchewan | The Province Of Saskatchewan [Member]
Total	$ 7,830,000	$ 69,100,000	4,420,000		81,350,000
Canada -Saskatchewan | The Province Of Ontario [Member]
Total			50,000		50,000
Canada -Saskatchewan | Athabasca Community Trust [Member]
Total			1,820,000		1,820,000
Canada -Saskatchewan | English River First Nation [Member]
Total			500,000	$ 20,000	520,000
Canada -Saskatchewan | Lac La Ronge Indian Band Community Trust [Member]
Total			510,000		510,000
Canada -Saskatchewan | Northern Village Of Pinehouse [Member]
Total			1,230,000		1,230,000
Canada -Saskatchewan | Six Rivers Fund [Member]
Total			100,000		100,000
Canada -Saskatchewan | Peter Ballantyne Cree Nation [Member]
Total			700,000		700,000
United States of America | National Government Of United States Of America [Member]
Total			880,000		880,000
United States of America | The State Of Wyoming [Member]
Total	70,000	$ 10,000	300,000		380,000
United States of America | The State Of Nebraska [Member]
Total			180,000		180,000
United States of America | The Municipality Of Campbell County [Member]
Total	250,000				250,000
United States of America | The Municipality Of Converse County [Member]
Total	540,000		30,000		570,000
United States of America | The Municipality Of Dawes County [Member]
Total	80,000				80,000
United States of America | The Municipality Of Fremont County [Member]
Total	$ 10,000				10,000
Australia | Government of Western Australia [Member]
Total			$ 310,000		$ 310,000